Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,248	$ 3,814
2021 [member] | Adverse scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	3.00%
2021 [member] | Adverse scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	3.00%
2020 [member] | Adverse scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	5.00%
2020 [member] | Adverse scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	5.00%
Over 12 months [member] | Base case scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	7.30%
Over 12 months [member] | Base case scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	7.30%
Over 12 months [member] | Adverse scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	1.10%
Within 1 year [member] | Base case scenario [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	3.90%
Within 1 year [member] | Base case scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	3.90%
Within 1 year [member] | Adverse scenario [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Percentage contraction in real gdp	1.10%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,824	3,303
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	424	511
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,686	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	1,850	2,375
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,686	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	4,225	4,875
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,686	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,925	$ 2,300
Expected credit loss period	12 months